CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) December 31, 2024

COMMON STOCKS - 88.7%	Shares	Value

Australia- 1.7%
Rio Tinto Ltd.	2,740	$ 198,703

Canada- 5.6%
Canadian Imperial Bank of Commerce	4,090	258,611
Kinross Gold Corporation(a)	40,950	379,606
		638,217
Cayman Islands- 2.8%
Xiaomi Corp(a)	72,200	316,672

China- 4.4%
BYD Co Ltd - H Shares	8,000	272,119
Haidilao International Holding Ltd	113,000	228,139
		500,258
Denmark- 1.9%
Novo Nordisk A/S	2,540	219,169

France- 7.2%
Bureau Veritas S.A.	8,940	271,681
Cie de Saint-Gobain S.A.	3,730	331,554
Ipsen S.A.	1,980	227,018
		830,253
Germany- 5.6%
Allianz SE	1,064	327,133
GEA Group AG	6,230	309,558
		636,691
Indonesia- 1.5%
Bank Rakyat Indonesia (Persero) Tbk PT	690,000	174,244

Israel- 2.6%
Check Point Software Technologies Ltd.(a)	1,580	294,986

Italy- 6.8%
Assicurazioni Generali SpA	10,320	292,060
Eni SpA	16,080	220,014
Intesa Sanpaolo SpA	68,260	273,861
		785,935
Japan- 14.5%
Hoshizaki Corp	8,136	319,892
Mitsubishi Heavy Industries Ltd	28,300	394,604

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued) December 31, 2024

COMMON STOCKS - 88.7% (Continued)	Shares	Value

Japan- 14.5% (Continued)
Otsuka Corp.	12,900	$ 295,013
Sony Group Corporation	13,000	273,975
Sumitomo Mitsui Financial Group, Inc.	15,900	381,594
		1,665,078
Mexico- 1.4%
Wal-Mart de Mexico SAB de CV	61,200	161,088

Singapore- 3.0%
DBS Group Holdings Ltd.(a)	10,670	342,010

South Korea- 3.9%
Hanmi Pharm Co Ltd	1,140	214,962
Kia Corp	3,500	236,163
		451,125
Spain- 4.7%
Banco Santander S.A.	62,800	290,616
CaixaBank S.A.	46,500	252,533
		543,149
Switzerland- 4.6%
Novartis AG	2,350	228,870
UBS Group Ag	9,950	304,744
		533,614
Taiwan- 5.1%
Quanta Computer Inc	38,000	330,222
Realtek Semiconductor Corporation	15,000	258,838
		589,060
Thailand- 1.9%
Bumrungrad Hospital PCL	38,000	220,425

United Kingdom- 9.5%
Coca-Cola Europacific Partners plc	3,950	303,400
J Sainsbury PLC	66,000	225,549
Rolls-Royce Holdings plc	47,550	337,224
Unilever plc	3,920	222,755
		1,088,928

Total Common Stocks (Cost $9,077,582)		10,189,605

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued) December 31, 2024

DEPOSITARY RECEIPTS - 7.6%	Shares	Value

Energy - 1.8%
Oil & Gas Producers - 1.8%
BP PLC - ADR	7,060	$ 208,693

Health Care - 2.3%
Biotech & Pharma - 2.3%
Dr Reddy's Laboratories Ltd. - ADR(a)	16,500	260,535

Technology - 3.5%
Semiconductors - 3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,020	398,930

Total Depositary Receipts (Cost $717,705)		868,158

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value

Equity - 2.1%
Equity - 2.1%
iShares MSCI India ETF	4,530	238,459

Total Exchange-Traded Funds (Cost $258,187)		238,459

MONEY MARKET FUNDS - 1.3%	Shares	Value

Fidelity Government Portfolio - Class I, 4.35%(b) (Cost $145,961)	145,961	145,961

Total Investments at Value - 99.7% (Cost $10,199,435)		$ 11,442,183

Other Assets in Excess of Liabilities - 0.3%		33,526

Net Assets - 100.0%		$ 11,475,709

ADR – American Depositary Receipt
A/S – Anonim Sirketi
PLC – Public Limited Company

S.A. – Societe anonyme ]
(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of December 31, 2024.